DWS Strategic High Yield Tax-Free Fund Investment Objectives and Goals - Class ACIS [Member] - DWS Strategic High Yield Tax-Free Fund	Sep. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Strategic High Yield Tax-Free Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide a high level of income exempt from regular federal income tax.